Consolidated statements of cash flows	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2025 CAD ($)	Feb. 29, 2024 CAD ($)	Feb. 28, 2025 CAD ($)	Feb. 29, 2024 CAD ($)	Aug. 31, 2024 CAD ($)
Operating activities
Net loss	$ (3,606,124)	$ (8,407,149)	$ (5,200,643)	$ (7,382,020)
Depreciation and amortization			266,075	540,277
Accretion on long-term debt and lease liability			34,734	90,844
Share-based compensation - options and warrants			519,179	321,588
Shares issued for services			1,007,875	762,358
Goodwill impairment loss				4,274,000
Transaction costs - Preferred Shares [note 15]				1,535,627
Income tax provision (recovery)			13,236	(97,028)
Income tax recovered				(8,802)
Loss (gain) on disposal of property and equipment				2,558
Loss (gain) on derivative liabilities			(3,129,648)	(6,317,928)
Effect of exchange rate fluctuation			(17,503)	(1,458)
Operating activities before working capital items			(6,506,695)	(6,279,984)
Net change in non-cash working capital items
Trade and other receivables			(137,823)	174,133
Inventories			(921,253)	(2,204,047)
Prepaid expenses			(681,734)	(1,876,209)
Other financial assets			5,929
Trade and other payables			(3,397,712)	316,644
Contract liabilities			110,071	(53,099)
Other financial liabilities				(34,985)
Cash used in operating activities			(11,529,217)	(9,957,547)
Investing activities
Additions to property and equipment			(34,563)	(247,130)
Additions to intangible assets			(54,486)
Cash used in investing activities			(89,049)	(247,130)
Financing activities
Change in credit facility				(18,089)
Issuance of long-term debt			280,500	247,000
Repayment of long-term debt			(372,016)	(184,020)
Repayment of advance from related parties			(102,024)
Issuance of Series A & B Convertible Preferred Shares and Warrants [note 15]				6,545,298
Issuance of Voting Common Shares and Warrants [note 17]			27,145,659	1,781,194
Repayment of lease liabilities			(72,803)	(340,880)
Cash provided by financing activities			26,879,316	8,030,503
Net increase (decrease) in cash during the period			15,261,050	(2,174,174)
Cash, beginning of period			63,126	3,359,257	$ 3,359,257
Cash, end of period	$ 15,324,176	$ 1,185,083	$ 15,324,176	$ 1,185,083	$ 63,126